CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 1,803.8	$ 1,787.7
Cost of sales excluding depletion, depreciation and amortization (Note 7)	(1,042.4)	(1,029.0)
Gross margin excluding depletion, depreciation and amortization	761.4	758.7
Depletion, depreciation and amortization	(426.8)	(462.3)
Impairment of mining properties (Note 11)	(256.9)	(711.3)
Mine operating earnings/(loss)	77.7	(414.9)
Expenses
General and administrative	(113.6)	(100.2)
Exploration and evaluation	(21.2)	(14.9)
Other expenses (Note 9)	(23.6)	(39.7)
Impairment /(reversal) of non-operating mining properties (Note 11)	99.6	(96.2)
Operating (loss)/income	(180.3)	(473.5)
Finance income (Note 10)	3.4	1.6
Finance expense (Note 10)	(141.1)	(143.8)
Net finance expense	(137.7)	(142.2)
Loss before taxes	(318.0)	(615.7)
Current income tax expense (Note 12)	(239.2)	(21.8)
Deferred income tax recovery (Note 12)	353.1	346.7
Income tax recovery from continuing operations	113.9	324.9
Net loss from continuing operations	(204.1)	(290.8)
Net loss from discontinued operations (Note 6(c))	0.0	(17.5)
Net loss	(204.1)	(308.3)
Attributable to:
Yamana Gold Inc. equityholders	(194.4)	(307.9)
Non-controlling interests	(9.7)	(0.4)
Net loss	$ (204.1)	$ (308.3)
Loss per share attributable to Yamana Gold Inc. equityholders (Note 13)
Basic and diluted earnings (loss) per share (in dollars per share)	$ (0.21)	$ (0.32)
Loss per share from continuing operations - basic and diluted (in dollars per share)	$ (0.21)	$ (0.31)
Weighted average number of shares outstanding (in thousands) (Note 13)
Basic (in shares)	948,187	947,443
Diluted (in shares)	948,187	947,443